Accounts Receivable, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Accounts Receivable, Net [Line Items]
Credit policy payment	360 days
Additions of expected credit loss	$ 119,132		$ 17,064
Reversal of expected credit loss	$ (15,579)	$ (145)
Minimum [Member]
Accounts Receivable, Net [Line Items]
Credit policy payment	180 days
Maximum [Member]
Accounts Receivable, Net [Line Items]
Credit policy payment	360 days